SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,260	$ 3,286
Less: accumulated depreciation	(3,098)	(1,598)
Property and equipment, net	3,162	1,688
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,196	1,031
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	186	146
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	53	44
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	269	299
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	37	12
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	76	64
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,075	745
Air Conditioner [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	65
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,303	$ 929